SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions
Six Months Ended June 30, 2021
Grant date share price	$14.40
Risk-free interest rate	0.5%
Expected dividend yield	0.0%
Expected volatility	90%
Expected life (in years)	1.8–3.8

	Year Ended
	December 31, 2020	December 31, 2019
Expected term	0.14 – 5.00	2.79 – 5.00
Risk-free interest rate	0.22 – 0.41%	1.3 – 2.7%
Expected dividend yield	0.0%	0.0%
Expected volatility	85% – 90%	80%

Schedule of share-based payment arrangement, option, activity
	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	60,079	$13.92	9.70	—
Exercised	(40,942)	$0.24	—	$434
Forfeited	(27,857)	$12.11	—	—
Expired	(85,399)	$8.40	—	—
Balance as at June 30, 2021	802,769	$5.96	3.97	$3,361
Vested and expected to vest as at June 30, 2021	791,488	$5.90	4.09	$3,364
Vested and exercisable as at June 30, 2021	413,241	$6.23	3.77	$1,702

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Vested and expected to vest as at December 31, 2020	885,607	$5.60	3.97	$2,906
Vested and exercisable as at December 31, 2020	419,498	$6.80	3.78	$944

Schedule of unvested restricted stock units roll forward
	Restricted Share Units	Weighted- Average Grant Date Fair Value
Unvested as of December 31, 2020	78,634	$3.25
Granted	365,300	14.04
Vested	(12,824)	8.66
Canceled/forfeited	(6,219)	13.89
Unvested as of June 30, 2021	424,891	$12.28
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,038,718	13.89
Canceled/forfeited	(20,666)	4.02
Unvested as of June 30, 2021	1,018,052	$13.89

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	3.25
Vested	(2,989)	3.25
Canceled/forfeited	(2,092)	3.25
Unvested as of December 31, 2020	78,634	$3.25

Schedule of share-based compensation expense Restricted Stock Unit (RSUs)
	Six Months Ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Share-based compensation award type Stock Options	721	713	365	297
RSUs	4,152	—	2,958	—
Total Shared Based Compensation Expense	4,873	713	3,323	297